INVESTMENTS (Narrative) (Details) $ in Thousands					12 Months Ended
	Oct. 21, 2024 CNY (¥)	Sep. 21, 2023 CNY (¥)	Oct. 29, 2019 USD ($)	Oct. 29, 2019 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020	Dec. 31, 2024 CNY (¥)	Oct. 31, 2024 CNY (¥)
INVESTMENTS
Interest income on short-term debt investment					$ 4,201	$ 5,958	$ 6,854
Structured note			364 days	364 days
Total consideration			$ 102,009	¥ 720,000,000
Structured note current					50,989	52,296
Marketable Securities					0	667	0
Net gain					0	1,484	0
Impairment					0	0	$ 270
Net proceeds					0	3,267
Realized gain						667
Additions					0
Disposals of equity investments					0	3,245
Realized gain from sale of investment						$ 1,484
Additions to equity investments					0
Recovery of previously written-off receivables					21,343
Term of deposits							3 years
Short term bond
INVESTMENTS
Percentage of Company redeemed	50.00%	50.00%
Cash repayment | ¥	¥ 360,000,000	¥ 360,000,000
Structured note current		¥ 360,000,000			$ 50,989				¥ 360,000,000	¥ 360,000,000
Structured note term			364 days	364 days				1 year
Long term bond
INVESTMENTS
Structured note term								3 years